Inventories, Net (Details) - Schedule of Inventories, Net	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Inventories, Net [Abstract]
Raw materials	¥ 61,466,397		¥ 69,914,306
Work in process	150,974,306		158,693,203
Finished goods	108,733,833		81,807,783
Less: write-down of inventories	(279,239,696)		(208,213,546)
Inventories, net	¥ 41,934,840	$ 5,803,488	¥ 102,201,746